THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.2%
	Shares	Value
COMMUNICATION SERVICES — 7.6%
Alphabet, Cl A	941	$156,065
Tencent Holdings ADR	5,075	281,155
Trade Desk, Cl A *	3,559	390,244
		827,464

CONSUMER DISCRETIONARY — 7.3%
Alibaba Group Holding ADR	2,228	236,435
General Motors	3,294	147,703
Green Brick Partners *	4,930	411,754
		795,892

ENERGY — 3.4%
CNX Resources *	11,594	377,617

FINANCIALS — 12.4%
Banco Santander ADR	38,185	194,744
Goldman Sachs Group	866	428,765
Morgan Stanley	3,558	370,886
PNC Financial Services Group	1,997	369,145
		1,363,540

HEALTH CARE — 12.9%
Amgen	955	307,710
Bristol-Myers Squibb	4,132	213,790
Intuitive Surgical *	975	478,988
Vertex Pharmaceuticals *	883	410,666
		1,411,154

INDUSTRIALS — 18.6%
Carrier Global	7,318	589,026
Cummins	1,177	381,101
Dycom Industries *	1,689	332,902
Parker-Hannifin	701	442,905
Tetra Tech	6,236	294,090
		2,040,024

INFORMATION TECHNOLOGY — 11.8%
International Business Machines	1,589	351,296
Oracle	2,459	419,014

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Palantir Technologies, Cl A *	14,180	$527,496
		1,297,806

MATERIALS — 8.0%
CRH	5,983	554,863
Wheaton Precious Metals	5,251	320,731
		875,594

REAL ESTATE — 4.8%
Simon Property Group ‡	1,611	272,291
Vornado Realty Trust ‡	6,474	255,076
		527,367

UTILITIES — 3.4%
Dominion Energy	6,386	369,047

TOTAL COMMON STOCK
(Cost $8,587,136)		9,885,505

EXCHANGE TRADED FUNDS — 2.9%

iShares 10-20 Year Treasury Bond ETF
(Cost $160,006)	1,453	158,856
iShares 20+ Year Treasury Bond ETF
(Cost $160,024)	1,608	157,745
TOTAL EXCHANGE TRADED FUNDS
(Cost $320,030)		316,601
REGISTERED INVESTMENT COMPANY — 2.7%

Sprott Physical Gold Trust
(Cost $272,863)	14,512	295,755
TOTAL INVESTMENTS— 95.8%
(Cost $9,180,029)		$10,497,861

Percentages are based on Net Assets of $10,952,859.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
SEPTEMBER 30, 2024
(UNAUDITED)

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.6%
	Shares	Value
COMMUNICATION SERVICES — 4.1%
Alphabet, Cl A	8,815	$1,461,968
Meta Platforms, Cl A	2,841	1,626,302
		3,088,270

CONSUMER DISCRETIONARY — 3.5%
Murphy USA	5,360	2,641,783

CONSUMER STAPLES — 17.7%
Altria Group	33,399	1,704,685
Coca-Cola	31,772	2,283,136
Costco Wholesale	3,886	3,445,017
Kroger	30,709	1,759,626
Procter & Gamble	10,755	1,862,766
Walmart	28,438	2,296,368
		13,351,598

ENERGY — 5.1%
Exxon Mobil	19,721	2,311,696
Liberty Energy, Cl A	79,216	1,512,233
		3,823,929

FINANCIALS — 9.3%
Baldwin Insurance Group, Cl A *	55,630	2,770,374
BlackRock, Cl A	2,470	2,345,290
Marsh & McLennan	8,479	1,891,580
		7,007,244

HEALTH CARE — 12.5%
Cencora	11,445	2,576,041
Eli Lilly	3,281	2,906,769
Intuitive Surgical *	4,732	2,324,690
Novo Nordisk ADR	13,345	1,588,989
		9,396,489

INDUSTRIALS — 19.9%
FTI Consulting *	8,231	1,873,046
General Dynamics	8,373	2,530,321
L3Harris Technologies	8,688	2,066,615
Northrop Grumman	4,165	2,199,411
Quanta Services	8,021	2,391,461

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Rocket Lab USA *	399,774	$3,889,801
		14,950,655

INFORMATION TECHNOLOGY — 11.2%
Applied Materials	7,214	1,457,589
Broadcom	8,964	1,546,290
Microsoft	3,356	1,444,087
NVIDIA	15,498	1,882,077
Palantir Technologies, Cl A *	55,603	2,068,431
		8,398,474

UTILITIES — 9.3%
American Electric Power	22,249	2,282,748
Duke Energy	19,598	2,259,649
Entergy	18,700	2,461,107
		7,003,504

TOTAL COMMON STOCK
(Cost $56,756,190)		69,661,946

REGISTERED INVESTMENT COMPANY — 4.6%

Sprott Physical Gold Trust
(Cost $2,891,246)	168,137	3,426,632
TOTAL INVESTMENTS— 97.2%
(Cost $59,647,436)		$73,088,578

Percentages are based on Net Assets of $75,187,198.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
CANADA — 3.7%
FINANCIALS — 1.8%
Brookfield Asset Management, Cl A	14,597	$690,871

MATERIALS — 1.9%
Ivanhoe Mines, Cl A *	49,319	734,519

		1,425,390

CAYMAN ISLANDS — 2.0%
HEALTH CARE — 2.0%
BeiGene *	40,500	754,471

DENMARK — 2.9%
HEALTH CARE — 1.3%
Novo Nordisk, Cl B	4,327	509,691

MATERIALS — 1.6%
Novonesis (Novozymes) B, Cl B	8,666	625,607

		1,135,298

GERMANY — 3.3%
HEALTH CARE — 1.7%
Fresenius Medical Care	15,505	660,851

MATERIALS — 1.6%
Covestro (A)	9,877	616,637

		1,277,488

INDIA — 1.5%
HEALTH CARE — 1.5%
Lupin	22,175	579,796

IRELAND — 1.7%
INDUSTRIALS — 1.7%
Experian PLC	12,326	649,929

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
ISRAEL — 1.7%
INDUSTRIALS — 1.7%
Elbit Systems	3,225	$642,278

JAPAN — 2.9%
HEALTH CARE — 2.9%
Astellas Pharma	47,500	546,927
Eisai	15,700	586,665

		1,133,592

NETHERLANDS — 1.6%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	22,793	597,794

NORWAY — 1.6%
INDUSTRIALS — 1.6%
Kongsberg Gruppen	6,489	635,799

SWEDEN — 1.5%
INDUSTRIALS — 1.5%
Saab, Cl B	26,881	572,540

SWITZERLAND — 6.5%
HEALTH CARE — 4.9%
Novartis	4,985	574,113
Roche Holding	1,952	626,177
Sandoz Group	15,046	629,094
		1,829,384

INFORMATION TECHNOLOGY — 1.6%
Logitech International	6,621	593,068

		2,422,452

UNITED KINGDOM — 9.2%
CONSUMER DISCRETIONARY — 1.5%
Pearson PLC	42,284	574,831

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 1.5%
Smith & Nephew PLC	38,592	$599,441

INDUSTRIALS — 4.6%
BAE Systems PLC	34,573	573,882
RELX PLC	12,753	600,256
Smiths Group PLC	25,186	566,543
		1,740,681

MATERIALS — 1.6%
LyondellBasell Industries, Cl A	6,205	595,060

		3,510,013

UNITED STATES — 57.6%
COMMUNICATION SERVICES — 4.2%
Fox	17,370	735,272
Match Group *	19,348	732,128
Shutterstock	2,161	76,435
Yelp, Cl A *	2,213	77,632
		1,621,467

CONSUMER DISCRETIONARY — 7.0%
Adtalem Global Education *	1,012	76,386
Domino's Pizza	1,765	759,197
Etsy *	13,016	722,778
H&R Block	1,180	74,989
Perdoceo Education	3,425	76,172
Polaris	901	74,999
Strategic Education	767	70,986
Stride *	921	78,571
Yum! Brands	5,339	745,912
		2,679,990

CONSUMER STAPLES — 2.0%
Altria Group	13,181	672,758
Vector Group	4,946	73,795
		746,553

ENERGY — 0.4%
Bristow Group *	1,895	65,738
CONSOL Energy	776	81,208
		146,946

FINANCIALS — 0.4%
Federated Hermes, Cl B	2,133	78,430

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Primerica	286	$75,833
		154,263

HEALTH CARE — 14.1%
Addus HomeCare *	570	75,827
Amedisys *	762	73,541
Biogen *	3,481	674,757
Chemed	127	76,323
DaVita *	4,495	736,865
Dynavax Technologies *	6,822	75,997
Edwards Lifesciences *	10,366	684,052
Enhabit *	9,189	72,593
Exelixis *	2,874	74,580
Glaukos *	559	72,827
Harmony Biosciences Holdings *	2,043	81,720
HealthEquity *	945	77,348
Incyte *	10,748	710,443
Insulet *	3,283	764,118
Lantheus Holdings *	703	77,154
Masimo *	651	86,798
Myriad Genetics *	2,705	74,090
Neurocrine Biosciences *	592	68,210
Pediatrix Medical Group *	6,964	80,713
Select Medical Holdings	2,104	73,367
Vertex Pharmaceuticals *	1,497	696,225
		5,407,548

INDUSTRIALS — 18.9%
A O Smith	8,770	787,809
AAR *	1,144	74,772
AeroVironment *	386	77,393
Axon Enterprise *	1,897	758,041
CoreCivic *	5,607	70,928
Fluor *	1,570	74,905
General Dynamics	2,416	730,115
GEO Group *	5,620	72,217
Honeywell International	3,481	719,558
Huntington Ingalls Industries	2,589	684,480
Leidos Holdings	4,575	745,725
Lockheed Martin	1,257	734,792
Matson	552	78,726
Maximus	822	76,578
Northrop Grumman	1,363	719,759

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Pitney Bowes	10,951	$78,081
Science Applications International	579	80,637
Textron	8,013	709,792
		7,274,308

INFORMATION TECHNOLOGY — 4.9%
Dropbox, Cl A *	3,095	78,706
Fair Isaac *	400	777,408
InterDigital	550	77,896
Lattice Semiconductor *	1,723	91,440
LiveRamp Holdings *	2,906	72,011
Rambus *	1,830	77,262
VeriSign *	3,855	732,296
		1,907,019

MATERIALS — 5.7%
Arch Resources	571	78,890
Century Aluminum *	5,692	92,381
Chemours	3,986	80,996
Eastman Chemical	7,106	795,517
International Paper	14,921	728,891
Koppers Holdings	1,923	70,247
Materion	699	78,190
MP Materials *	5,728	101,099
Scotts Miracle-Gro	1,053	91,295
Sylvamo	977	83,875
		2,201,381

		22,139,475

TOTAL COMMON STOCK
(Cost $33,012,617)		37,476,315

TOTAL INVESTMENTS— 97.7%
(Cost $33,012,617)		$37,476,315

Percentages are based on Net Assets of $38,371,094.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
SEPTEMBER 30, 2024
(UNAUDITED)

Cl — Class
PLC — Public Limited Company

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent annual or semi-annual financial statements.

STR-QH-001-0600